Related Party Balances and Transactions - Additional information (Details) - Beijing Bitanto Interactive Technology Co.,Ltd ¥ in Thousands	1 Months Ended
Apr. 30, 2020 CNY (¥)
Related Party Transaction [Line Items]
Loan from related party	¥ 130,000
Interest rate	6.00%